UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-3493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower Suite 200

Washington, D.C. 20007

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – June 30, 2018

Item 1.	Reports to Stockholders.

A copy of the 2018 Semi-Annual Report (the “Report”) of the AFL-CIO Housing Investment Trust (the “Trust” or “Registrant”) transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the “Act”), is included herewith.

AFL-CIO HOUSING INVESTMENT TRUST

Semi-Annual Report | 2018

TO OUR INVESTORS

The HIT is off to a strong start for the first half of 2018, building on its track record of delivering competitive returns to our investors. The HIT’s performance for the period exceeded that of its benchmark, the Bloomberg Barclays US Aggregate Bond Index, on a gross and net basis and the HIT’s investments contributed to nearly $300 million of housing development.

For the first six months of 2018, the HIT continued to implement its strategy of investing predominately in high credit quality multifamily mortgage-backed securities. This business strategy has guided the HIT for more than 25 years. It has helped the HIT build a portfolio with a higher yield and less credit risk than its benchmark while generating union construction jobs and much needed affordable housing. It has also helped grow the HIT more than ten-fold.

Today, the men and women of the construction trades are working on more than a dozen HIT financed-projects across the country, earning a living wage and growing their pensions. Union pension capital invested in union-built projects is a formula that works. The HIT gives America’s union members access to sophisticated portfolio management while also supporting the creation of affordable housing and union jobs.

The more than 500 projects that HIT has financed since its inception in 1984, and the more than 425 financed in my tenure, present a powerful picture of what the labor movement’s pension capital can accomplish: $11.2 billion of union pension capital (in 2017 dollars) invested to create nearly 110,000 units of housing, with most affordable to low- and moderate-income and working families.

Some 82,260 high-wage on-site union construction jobs and over 93,000 estimated related jobs were created through the process. The HIT’s investment program has produced an estimated $28.7 billion of total economic impact. The communities where this capital has been put to work over the years have benefitted from an estimated $3.5 billion in local, state and federal taxes that support schools, police and fire, infrastructure and other critical services.

The HIT is a capable and committed partner of the working men and women of the labor movement and their communities. We are proud to be a steward of their capital.

It has been my privilege to lead this organization and its amazing team of talented and committed professionals for some 26 years. We thank you for your ongoing support and confidence in the HIT and its mission. I ask for your continued support of the HIT in the years ahead. Fare forward.

Steve Coyle, CEO

Economic impacts such as jobs, work hours, personal income, and tax revenue in this report are estimates derived from an IMPLAN model and are based on HIT and subsidiary Building America CDE project data. In 2017 dollars. See page 24 for additional detail.

HIT PERFORMANCE VS. BARCLAYS
AGGREGATE AS OF JUNE 30, 2018

(Percent)

COMPARISON OF $50,000 INVESTMENT
IN HIT & BARCLAYS AGGREGATE

(Dollars in thousands)

The performance data quoted represents past performance. Past performance is no guarantee of future results. Returns over one-year are annualized. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that a participant’s units, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www. aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of HIT’s current prospectus, which is available on HIT’s website at www.aflcio-hit.com or by calling 202-331-8055. The Barclays Aggregate and its AAA Component are unmanaged indices and not available for direct investment.

MID-YEAR DISCUSSION OF

FUND PERFORMANCE (unaudited)

PERFORMANCE OVERVIEW

For the first half of 2018, the gross and net returns of the AFL-CIO Housing Investment Trust (HIT) exceeded the return for the Bloomberg Barclays US Aggregate Bond Index (Barclays Aggregate or Benchmark), by 24 and 4 basis points, respectively. The HIT’s gross return was -1.38%, its net return was -1.58%, and the Barclays Aggregate’s return was -1.62%. The graph on the left also compares HIT’s returns to the AAA component of the Benchmark, which has similar credit quality and duration to the HIT. We believe this component shows the longer term value of HIT’s strategy of investing in high credit quality securities, particularly multifamily mortgage-backed securities (MBS), which represented over 70% of HIT’s portfolio as of June 30.

Through mid-year, HIT’s ongoing yield advantage continued to contribute positively to its performance relative to the Benchmark (see yield comparisons in Risk Comparison table on page 2). Other contributors to HIT’s solid relative performance were its slightly short duration position as rates rose across the curve and the very poor performance by corporate bonds (-176 basis points excess return), which the HIT does not hold, but which represented 25% of the Benchmark as of June 30. Although HIT’s high credit quality multifamily MBS contributed to its yield advantage, spread widening of these MBS versus Treasuries contributed negatively to performance.

MARKET ENVIRONMENT AND OUTLOOK

The U.S. economy continued to grow slowly in the first quarter of 2018, but growth accelerated above 4% at an annual rate in the second quarter, supported by a strong labor market, tax cuts, a low interest rate environment, and moderate inflation. Global financial markets faced an increase in volatility due to elevated geopolitical tensions, including Italy, North Korea and the Middle East; new tariffs and trade wars; and diverging global growth. While the U.S. economy strengthened, the Eurozone has not recovered from weakness early this year. With persistent U.S. job growth, an unemployment rate close to 4%, and inflation increasing to the Federal Reserve’s target, the Fed has continued to “normalize” monetary policy. So far this year, the Fed has raised the fed funds rate 50 basis points to a target range of 1.75-2.00% and two more 25 basis point hikes are expected before year-end.

Treasury rates rose and the Treasury yield curve flattened over the first six months of 2018. Fed funds rate increases and the likelihood of future hikes lifted shorter rates, while demand for longer Treasuries mitigated the rise of longer rates to some extent. Low global bond rates and still subdued inflation expectations contributed to demand for longer Treasuries. As the Fed remains on a tightening track, an inverted yield curve, which has preceded all nine recessions in the past six decades, is a possibility. With the current recovery nearing the longest on record, some market participants believe a recession may be approaching.

 AFL-CIO HOUSING INVESTMENT TRUST          1

RISK COMPARISON
As of June 30, 2018

	HIT	Barclays
Credit Profile
U.S. Government/Agency/AAA/Cash	96.1%	72.0%
A & Below	0.1%	24.3%
Yield
Current Yield	3.37%	3.11%
Yield to Worst	3.49%	3.28%
Interest Rate Risk
Effective Duration	5.54	5.99
Convexity	0.06	0.17
Call Risk
Call Protected	75%	72%
Not Call Protected	25%	28%

Source: HIT and Barclays Live

The calculations of the HIT yield herein represent widely accepted portfolio characteristics information based on coupon rate, current price and, for yield to worst, certain prepayment assumptions, and are not current yield or other performance data as defined by the SEC in Rule 482.

U.S. TREASURY YIELD CURVE SHIFT
(Percent)

Source: Bloomberg L.P.

     2     SEMI–ANNUAL REPORT 2018

With significant U.S. equity appreciation continuing for more than nine years, an economic slowdown or geopolitical event could lead to a major equity correction. High credit quality fixed income investments have historically performed well during equity market downturns. HIT’s very low credit risk and stable income could help to diversify from equities and other risky assets if such a downturn were to occur.

In the current environment, the HIT plans to continue managing its duration to be slightly shorter than the Barclays Aggregate. This could help contribute to HIT’s performance relative to the Barclays Aggregate if longer-term interest rates rise, while keeping the duration long enough to help generate positive absolute returns if interest rates fall.

HIT Project Impacts*
1984 – June 2018

502 projects	$11.2B HIT capital invested
$28.7B total economic impact	$123.3M Building America NMTC
82,260 union construction jobs	$11.2B total personal income
165.6M union construction hours	$5.6B union wages & benefits
176,100 jobs across industries	$18.9B total development investment
109,200 housing units, 66% affordable	$3.5B local, state & federal taxes

*See additional disclosure inside front cover

Portfolio Allocation: 72% Multifamily

Based on value of total investments, including unfunded commitments, as of June 30, 2018.

MULTIFAMILY INVESTMENTS

During the first half of 2018, the HIT invested over $143 million in four transactions with total development investment of nearly $300 million that created an estimated 750 union construction jobs* and 862 housing units, of which 141 are affordable. Three of these investments are in Minnesota – consistent with HIT’s MidWest@Work initiative – and one is in New York City. HIT subsidiary Building America CDE also allocated $8 million in New Markets Tax Credits to the Addabbo Family Health Center in New York City this year.

HIT’s specialization in multifamily securities has helped it generate competitive risk-adjusted returns in its portfolio, which is structured to have a superior credit profile, higher yield, and similar interest rate and call risks relative to the Benchmark (as described on page 2). This multifamily focus also differentiates the HIT from other investment vehicles, as HIT’s directly-sourced multifamily construction-related securities have provided jobs for members of the building and construction trades and created or preserved much-needed affordable and workforce housing. Due to the shortage of affordable housing, the minimum wage employee cannot currently afford the median two bedroom apartment in any metro area market. The HIT’s longstanding strategy of financing affordable housing, which is a critical collateral benefit, therefore continues to link with market demand.

The HIT will seek to identify new investment opportunities for high credit quality multifamily mortgage securities that finance new construction, substantial rehabilitation, and preservation of affordable housing. Through existing relationships and new partnerships with developers, sponsors, mortgage bankers, housing finance agencies, community groups, and the labor community, the HIT endeavors to engage early in the financing process. The HIT hopes that such early engagement will enable it to use its structuring and negotiating expertise to create value for the portfolio while meeting the needs of the borrower.

Surpassing 50 Projects in the Twin Cities Metro

The HIT invested in a milestone 50th project in the Twin Cities metro during the first quarter of 2018. Adding one more to that total in the second quarter, the HIT brought its total investment in the area to nearly $960 million since it began investing in the Twin Cities in 1991. These investments represent $1.5 billion in total development and the creation of an estimated 6,830 union construction jobs.*

Green on Fourth Apartments Minneapolis, MN

The Green on Fourth Apartments lies within Minneapolis’ Towerside Innovation District—a neighborhood integrating development through partnerships with educational institutions, businesses, and government to fuel job growth and redevelopment.

•	$42.7 million in HIT financing
•	$56.2 million total development cost
•	243-units, with 66 units restricted to 60% or less of the Area Median Income
•	250 union construction jobs*

333 on the Park Saint Paul, MN

The 333 on the Park project is part of the effort to preserve historical buildings in the Lowertown district of Saint Paul. The location offers recreation, transit, shopping, and employment options, and is also connected to the Saint Paul skyway system.

•	$27.7 million in HIT financing
•	$42.3 million total development cost
•	134 units created from a historic rehabilitation of
an office building from 1913
•	191 union construction jobs*

*See additional disclosure inside front cover

 AFL-CIO HOUSING INVESTMENT TRUST          3

Other Important Information

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

In addition to disclosure in the Annual and Semi-Annual Reports to Participants, the HIT also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The HIT’s reports on Form N-Q are made available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information relating to the hours and operation of the SEC’s Public Reference Room may be obtained by calling 800-SEC-0330. Participants may also obtain copies of the HIT’s Form N-Q reports, without charge, upon request, by calling the HIT collect at 202-331-8055.

PROXY VOTING

Except for its shares in its wholly owned subsidiary, HIT Advisers LLC, and shares in mutual funds holding short-term or overnight cash, if applicable, the HIT invests exclusively in non-voting securities and has not deemed it necessary to adopt policies and procedures for the voting of portfolio securities. The HIT has reported information regarding how it voted in matters related to its subsidiary in its most recent filing with the SEC on Form N-PX. This filing is available on the SEC’s website at http://www.sec.gov. Participants may also obtain a copy of the HIT’s report on Form N-PX, without charge, upon request, by calling the HIT collect at 202-331-8055.

EXPENSE EXAMPLE

Participants in the HIT incur ongoing expenses related to the management and distribution activities of the HIT, as well as certain other expenses. The expense example in the table below is intended to help participants understand the ongoing costs (in dollars) of investing in the HIT and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2018, and held for the entire period ended June 30, 2018.

Actual Expenses: The first line of the table below provides information about actual account values and actual expenses. Participants may use the information in this line, together with the amount they invested, to estimate the expenses that they paid over the six-month period. Simply divide the account value by $1,000 (for example, an $800,000 account value divided by $1,000 = 800), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six-Month Period Ended June 30, 2018” to estimate the expenses paid on a particular account during this period.

Hypothetical Expenses (for Comparison Purposes Only):

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the HIT’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the HIT’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a participant paid for the period. Participants may use this information to compare the ongoing costs of investing in the HIT and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that this example is useful in comparing funds’ ongoing costs only. It does not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The HIT does not have such transactional costs, but many other funds do.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six-Month Period Ended June 30, 2018*
Actual expenses	$1,000.00	$984.20	$2.02
Hypothetical expenses (5% return before expenses)	$1,000.00	$1,022.76	$2.06
*Expenses are equal to the HIT’s annualized six-month expense ratio of 0.41%, as of June 30, 2018, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2018 SPECIAL MEETING OF PARTICIPANTS

A Special Meeting of the Participants was held in Washington, D.C. on Wednesday, April 4, 2018. The following matter was put to a vote of the Participants at the meeting through the solicitation of proxies:

To elect Jamie S. Rubin as a Class III Management Trustee, to serve until the 2019 Annual Meeting of Participants or until his successor is elected and qualifies. Votes for: 3,372,443.541; votes against: 0.000; votes abstaining: 1,861.230; votes not cast: 2,198,153.688.

     4     SEMI–ANNUAL REPORT 2018

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Dollars in thousands, except per share data; unaudited)

Assets
	Investments, at value (cost $6,171,128)	$6,027,297
	Cash	321
	Accrued interest receivable	18,387
	Receivables for investments sold	130
	Other assets	2,236
	Total assets	6,048,371
Liabilities
	Payables for investments purchased	42,773
	Redemptions payable	11,425
	Income distribution and capital gains payable, net of dividends reinvested of $12,703	1,349
	Refundable deposits	262
	Accrued salaries and fringe benefits	5,377
	Other liabilities and accrued expenses	1,180
	Total liabilities	62,366

	Other commitments and contingencies (Note 4 of financial statements)	—

Net assets applicable to participants’ equity —
Certificates of participation—authorized unlimited;

Outstanding 5,519,638 units	$5,986,005

Net asset value per unit of participation (in dollars)	$1,084.49

Participants’ equity

Participants’ equity consisted of the following:
Amount invested and reinvested by current participants	$6,136,675
Net unrealized depreciation of investments	(143,831)
Distribution in excess of net investment income	(1,895)
Accumulated net realized loss, net of distributions	(4,944)
Total participants’ equity	$5,986,005

See accompanying Notes to Financial Statements (unaudited).

     6     SEMI–ANNUAL REPORT 2018

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.5% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	7.75%	Jul-2021	$3	$3	$3
Multifamily	3.65%	Dec-2037	9,064	9,257	8,740
	3.75%	Aug-2048	3,930	3,926	3,832
	4.00%	Dec-2053	63,660	63,635	60,761
	4.79%	May-2053	4,727	4,969	4,690
	5.17%	Feb-2050	7,890	8,487	8,150
	5.35%	Mar-2047	7,162	7,171	7,181
	5.55%	Aug-2042	7,687	7,690	7,711
	5.60%	Jun-2038	2,339	2,343	2,346
	5.80%	Jan-2053	2,015	2,025	2,192
	5.87%	May-2044	1,731	1,730	1,751
	5.89%	Apr-2038	4,399	4,403	4,415
	6.02%	Jun-2035	4,020	4,021	4,036
	6.20%	Apr-2052	11,383	11,379	12,786
	6.40%	Aug-2046	3,723	3,725	3,901
	6.60%	Jan-2050	3,313	3,339	3,663
	6.75%	Jul-2040	3,874	3,861	3,879
	7.20%	Oct-2039	2,749	2,753	2,765
	7.50%	Sep-2032	1,247	1,244	1,254
	7.70%	Dec-2048	5,256	6,019	5,962
			150,169	151,977	150,015
Total FHA Permanent Securities			$150,172	$151,980	$150,018

FHA Construction Securities (0.1% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Multifamily	4.10%	2.50%	Oct-2060	$16,500	$5,500	$5,508	$3,117
Total FHA Construction Securities				$16,500	$5,500	$5,508	$3,117

Ginnie Mae Securities (25.4% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040	$3,418	$3,456	$3,535
	4.50%	Aug-2040	2,253	2,300	2,375
	5.50%	Jan-2033 - Jun-2037	2,255	2,249	2,454
	6.00%	Jan-2032 - Aug-2037	1,580	1,580	1,753
	6.50%	Jul-2028	53	53	59
	7.00%	Apr-2026 - Jan-2030	884	887	995
	7.50%	Aug-2025 - Aug-2030	468	471	527
	8.00%	Sep-2026 - Nov-2030	357	362	410
	8.50%	Jun-2022 - Aug-2027	259	260	284
	9.00%	Mar-2020 - Jun-2025	30	30	33
	9.50%	Sep-2021 - Sep-2030	27	27	31
			11,584	11,675	12,456
Multifamily	1.73%	May-2042	2,405	2,409	2,361
	2.15%	May-2056	8,497	8,481	8,173
	2.18%	May-2039	2,994	3,016	2,969

(continued)

 AFL-CIO HOUSING INVESTMENT TRUST          7

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Ginnie Mae Securities (25.4% of net assets), continued

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
2.20%	Jun-2056	$8,986	$8,966	$8,628
2.25%	Dec-2048	10,959	10,866	10,519
2.30%	Mar-2056 -May-2056	50,050	49,896	48,221
2.30%	Oct-2056	30,307	29,967	28,853
2.31%	Nov-2051	7,076	7,076	6,500
2.35%	Dec-2040 - Nov-2056	17,248	17,315	16,570
2.40%	Aug-2047	11,577	11,601	11,155
2.43%	Nov-2038	18,591	18,669	18,439
2.50%	Jul-2045 - Mar-2057	38,728	38,755	36,839
2.50%	Sep-2058	39,012	38,304	37,069
2.53%	Jul-2038 - Feb-2040	25,981	26,320	25,485
2.60%	Apr-2048 - Apr-2056	52,048	52,341	50,558
2.61%	Jan-2053	51,015	51,439	47,762
2.70%	May-2048	25,954	26,373	25,303
2.70%	Jul-2056	13,614	13,771	13,161
2.72%	Feb-2044	531	547	522
2.79%	Apr-2049	18,732	18,935	18,062
2.80%	Feb-2053	60,000	56,886	53,351
2.82%	Apr-2050	1,500	1,533	1,441
2.87%	Feb-2036 - Dec-2043	25,000	25,291	24,567
2.89%	Mar-2046	32,000	32,216	30,904
3.00%	Mar-2051	20,000	20,104	19,249
3.05%	May-2044	45,500	45,796	45,167
3.05%	May-2054	11,545	11,604	10,972
3.10%	Jan-2044	23,000	23,327	22,757
3.11%	Jan-2049	17,025	17,688	16,384
3.13%	Nov-2040	613	628	610
3.20%	Jul-2041 - Sep-2051	15,000	14,893	14,806
3.25%	Sep-2054	35,000	34,685	33,935
3.26%	Nov-2043	20,000	20,034	19,474
3.30%	May-2055	10,000	9,491	9,559
3.30%	Jul-2057	25,665	26,433	25,449
3.33%	Jun-2043	15,000	15,498	14,778
3.35%	Nov-2042 - Jul-2046	32,760	32,499	32,147
3.37%	Dec-2046	19,200	19,460	18,727
3.49%	Mar-2042	28,000	29,065	27,998
3.49%	Feb-2044	4,000	4,204	3,957
3.50%	Feb-2051 - Mar-2057	54,338	55,080	54,200
3.50%	Jun-2053	27,600	27,600	27,690
3.50%	Apr-2057	25,213	25,963	25,336
3.51%	Sep-2041	6,428	6,827	6,393
3.52%	May-2042 - Apr-2051	14,308	14,620	14,150
3.55%	Nov-2044	14,817	15,249	14,800
3.55%	Apr-2057	42,750	43,916	43,120
3.60%	Jun-2057	14,161	14,714	14,340
3.62%	Sep-2052	6,500	6,750	6,358
3.62%	Dec-2057	29,593	30,170	29,991
3.67%	Nov-2035	16,201	16,879	15,651
3.68%	Jun-2057	27,463	28,286	27,977

(continued)

8     SEMI–ANNUAL REPORT 2018

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Ginnie Mae Securities (25.4% of net assets), continued

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
	3.68%	Aug-2057		$14,626	$14,977	$14,910
	3.70%	Sep-2051		7,375	7,685	7,371
	3.71%	Dec-2045		8,583	8,208	8,399
	3.75%	Apr-2046		7,050	7,069	7,004
	3.82%	Sep-2046		4,701	5,044	4,695
	3.85%	Jan-2056		32,397	32,707	33,311
	3.86%	Jun-2045		20,000	20,256	20,157
	3.91%	May-2049		5,890	6,320	5,877
	3.92%	Aug-2039		46,441	49,650	45,804
	4.09%	Feb-2056		56,757	57,576	61,349
	4.10%	May-2051		4,026	4,400	4,211
	4.25%	Sep-2038		35,413	35,606	35,587
	4.29%	Mar-2053		47,694	47,988	50,601
	4.45%	Jun-2055		2,579	2,476	2,733
	4.50%	May-2038		18,776	20,384	18,897
	4.63%	Sep-2037	[3]	1,500	1,464	1,529
	4.70%	Oct-2056		3,353	3,527	3,601
	4.90%	Mar-2044	[3]	1,000	991	1,023
	5.25%	Apr-2037		18,950	18,944	19,603
	5.34%	Jul-2040		6,456	6,373	6,567
	5.55%	May-2049	[3]	9,855	9,855	9,864
				1,507,907	1,523,936	1,486,480
When Issued[4]	3.44%	Jul-2058		20,000	20,100	19,987
Total Ginnie Mae Securities				$1,539,491	$1,555,711	$1,518,923

Ginnie Mae Construction Securities (2.6% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Multifamily	3.25%	3.25%	Jun-2059	$31,475	$25	$660	$(1,397)
	3.30%	3.30%	Mar-2057	490	4,698	4,741	4,615
	3.30%	4.30%	Nov-2058	2,518	18,007	18,609	17,653
	3.34%	3.34%	Sep-2059	35,384	7,378	8,235	5,592
	3.35%	3.35%	Aug-2059	6,594	93	296	(206)
	3.38%	3.38%	Aug-2059	35,509	25	916	(1,460)
	3.38%	3.38%	Aug-2059	30,094	14,591	15,488	13,287
	3.38%	3.38%	Jan-2060	15,254	45,150	45,161	43,553
	3.39%	3.39%	Feb-2059	14,650	25	320	(564)
	3.48%	3.48%	May-2059	12,424	2,154	2,459	1,782
	3.49%	3.49%	Aug-2058	2,608	8,792	9,075	8,833
	3.53%	3.53%	Apr-2042	827	17,473	18,158	17,485
	3.57%	3.57%	Nov-2059	42,102	7,658	8,406	6,748
	3.65%	3.65%	Nov-2058	294	10,302	10,464	10,353
	3.66%	3.66%	Jul-2058	807	23,193	23,503	23,579
	3.74%	4.24%	Aug-2059	15,885	50	369	(35)
	4.15%	4.15%	Sep-2051	9,702	8,164	8,226	8,058
				256,617	167,778	175,086	157,876
Forward Commitments	4.20%	4.20%	Jul-2060	48,277	—	966	470
Total Ginnie Mae Construction Securities				$304,894	$167,778	$176,052	$158,346

 AFL-CIO HOUSING INVESTMENT TRUST          9

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Fannie Mae Securities (45.2% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	2.34% [5]	1M LIBOR+25	Mar-2037	$283	$280	$282
	2.39% [5]	1M LIBOR+30	Jul-2043	11,865	11,788	11,872
	2.41% [5]	1M LIBOR+32	Jun-2037	1,534	1,534	1,537
	2.44% [5]	12M LIBOR+169.5	Oct-2042	12,009	12,289	12,201
	2.44% [5]	1M LIBOR+35	Mar-2043 - Sep-2047	37,297	37,287	37,394
	2.44% [5]	1M LIBOR+35	Nov-2047	28,272	28,306	28,327
	2.47% [5]	1M LIBOR+38	Nov-2042	6,011	6,013	6,037
	2.49% [5]	1M LIBOR+40	Apr-2037 - Oct-2044	15,756	15,784	15,835
	2.54% [5]	1M LIBOR+45	Oct-2042	8,850	8,901	8,903
	2.55% [5]	1M LIBOR+46	Oct-2042	5,235	5,258	5,276
	2.59% [5]	1M LIBOR+50	Dec-2040 - Feb-2043	32,220	32,134	32,500
	2.60% [5]	12M LIBOR+152.6	Feb-2045	14,544	14,838	14,843
	2.61% [5]	1M LIBOR+52	Jun-2042	3,684	3,703	3,718
	2.64% [5]	1M LIBOR+55	Mar-2042	8,463	8,477	8,560
	2.68% [5]	1M LIBOR+59	Mar-2041	5,554	5,597	5,612
	2.69% [5]	1M LIBOR+60	Mar-2042 - Oct-2043	13,410	13,458	13,599
	2.79% [5]	1M LIBOR+70	Dec-2040	2,584	2,592	2,621
	3.00%		Apr-2031 - Jun-2046	57,987	59,928	56,608
	3.23% [5]	6M LIBOR+160.8	Aug-2033	149	149	154
	3.30% [5]	12M LIBOR+154.8	Jul-2033	235	234	244
	3.34% [5]	1Y UST+221.5	Aug-2033	560	559	587
	3.35% [5]	1Y UST+217.3	Sep-2035	266	265	280
	3.38% [5]	1Y UST+221.5	Jul-2033	1,269	1,273	1,315
	3.38% [5]	12M LIBOR+162.4	Nov-2034	1,090	1,115	1,133
	3.49% [5]	1Y UST+219.1	Aug-2033	1,167	1,165	1,221
	3.50%		Oct-2026 - Jan-2048	235,591	241,966	235,230
	3.83% [5]	6M LIBOR+155	Nov-2033	1,919	1,919	1,973
	3.94% [5]	12M LIBOR+162.7	Apr-2034	1,193	1,220	1,240
	3.98% [5]	1Y UST+210.7	May-2033	362	363	379
	4.00%		Jul-2018 - Oct-2047	149,234	155,268	152,615
	4.50%		Jul-2018 - Sep-2043	48,624	50,545	50,997
	5.00%		Aug-2018 - Apr-2041	13,675	14,094	14,632
	5.50%		May-2020 - Jun-2038	7,453	7,483	8,082
	6.00%		Nov-2028 - Nov-2037	4,713	4,735	5,222
	6.50%		Sep-2028 - Jul-2036	724	741	798
	7.00%		Sep-2027 - May-2032	832	832	931
	7.50%		Jan-2027 - Sep-2031	306	307	337
	8.00%		Apr-2030 - May-2031	56	57	59
	8.50%		Dec-2021 - Apr-2031	13	13	13
				734,989	752,470	743,167
Multifamily	2.19% [5]	1M LIBOR+28	Mar-2028	35,971	35,971	36,038
	2.20% [5]	1M LIBOR+29	Feb-2028	30,421	30,429	30,479
	2.21%		Dec-2022	22,807	22,815	21,973
	2.21%		Dec-2022	30,052	30,062	28,952
	2.22% [5]	1M LIBOR+31	Mar-2028	38,275	38,292	38,348
	2.24%		Dec-2022	30,216	30,227	29,143
	2.25% [5]	1M LIBOR+34	Jan-2028	22,425	22,431	22,450
	2.25% [5]	1M LIBOR+34	Dec-2024	60,000	60,008	60,057
	2.25% [5]	1M LIBOR+34.5	Jan-2028	20,000	20,006	20,016
	2.26% [5]	1M LIBOR+35	Dec-2027	32,050	32,058	32,109

(continued)

10     SEMI–ANNUAL REPORT 2018

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Fannie Mae Securities (45.2% of net assets), continued

Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
2.26%		Nov-2022	$6,290	$6,305	$6,074
2.32%[5]	1M LIBOR+41.5	Aug-2027	35,483	35,492	35,532
2.34%		Sep-2026	28,500	28,662	26,571
2.35%[5]	1M LIBOR+44	Nov-2022 - May-2027	39,655	39,663	39,688
2.35%[5]	1M LIBOR+40	Oct-2024	12,960	12,948	13,150
2.38%		Jul-2026	21,840	21,880	20,379
2.44%		Aug-2026	22,400	22,400	21,037
2.46%		Aug-2026	25,830	25,841	24,101
2.48%		Oct-2028	24,990	25,095	23,047
2.49%		Dec-2026	16,643	16,690	15,699
2.50%		Jun-2026	60,000	60,000	56,230
2.50%		Jul-2026	37,680	37,771	35,476
2.57%		Sep-2028	40,100	40,694	37,173
2.70%		Nov-2025	15,848	15,868	15,427
2.72%		Jul-2028	36,400	36,845	34,055
2.75%		Jul-2028	15,750	15,960	14,979
2.80%[5]	1M LIBOR+85	Jan-2023	15,706	15,700	15,838
2.80%		Apr-2025	16,043	16,251	15,295
2.81%		Sep-2027	12,400	12,507	11,894
2.84%		Mar-2022	3,486	3,494	3,455
2.85%		Mar-2022	33,000	33,029	32,696
2.85%		Dec-2027	23,591	23,664	22,584
2.86%[5]	1M LIBOR+95	Apr-2022	9,902	9,904	9,900
2.87%		Oct-2027	9,425	9,548	9,068
2.91%		Jun-2031	25,000	25,223	23,187
2.92%		Jan-2026 - Apr-2028	34,256	34,376	33,242
2.92%		Jun-2027	71,096	71,234	68,873
2.94%		Jun-2027	29,000	29,059	28,107
2.94%		Jul-2039	13,957	14,145	13,673
2.97%		May-2026 - Nov-2032	36,889	37,530	35,142
2.99%		Jun-2025	2,750	2,759	2,735
3.00%		May-2027 - Mar-2028	16,010	16,047	15,406
3.02%		Jun-2027 - Nov-2029	40,082	40,297	38,268
3.04%		Sep-2027	30,000	30,233	28,840
3.04%		Apr-2030	25,100	25,211	23,919
3.05%		Apr-2030	28,211	28,252	27,267
3.08%		Jul-2029	12,814	12,866	12,075
3.10%		Sep-2029	8,515	8,565	8,049
3.12%		Mar-2025 - Apr-2030	26,414	26,598	25,723
3.14%		Apr-2029	7,889	7,916	7,614
3.15%		Jan-2027	20,531	20,570	20,236
3.17%		Jul-2029 - Sep-2029	39,212	39,486	37,201
3.18%		Sep-2029 - May-2035	22,625	23,014	21,670
3.20%		Oct-2027	10,551	10,625	10,426
3.21%		May-2030	7,102	7,239	6,932
3.22%		Sep-2026	28,098	28,141	27,859
3.24%		Aug-2027	9,500	9,667	9,205
3.25%		Nov-2027	10,547	10,621	10,459
3.26%		Jan-2027	7,603	7,633	7,527
3.31%		Oct-2027	16,164	16,361	16,090
3.32%		Apr-2029	20,080	20,205	19,441
3.34%		Dec-2029 - Jan-2030	29,350	29,915	28,141

(continued)

 AFL-CIO HOUSING INVESTMENT TRUST          11

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Fannie Mae Securities (45.2% of net assets), continued

Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
3.35%		Feb-2029	$19,897	$20,225	$19,665
3.36%		Dec-2023 - Oct-2029	19,619	19,655	19,631
3.40%		Oct-2026	3,009	3,028	3,017
3.41%		Sep-2023 - Apr-2029	56,272	56,852	55,832
3.42%		Apr-2035	5,454	5,552	5,267
3.43%		Oct-2026	7,412	7,457	7,444
3.46%		Dec-2023	3,500	3,509	3,578
3.54%		Oct-2021	7,023	7,034	7,099
3.61%		Sep-2023	6,438	6,479	6,609
3.63%		Jul-2035	21,987	22,024	21,735
3.66%		Oct-2023	4,726	4,762	4,860
3.67%		Mar-2028	14,080	14,357	14,180
3.69%		Jun-2030	24,863	24,863	25,085
3.77%		Dec-2033	10,500	10,734	10,494
3.87%		Sep-2023	2,485	2,524	2,568
4.06%		Oct-2025	23,669	23,735	24,701
4.15%		Jun-2021	8,897	8,901	9,087
4.22%		Jul-2018	46	46	46
4.25%		May-2021	4,026	4,026	4,121
4.27%		Nov-2019	5,626	5,626	5,694
4.32%		Nov-2019	1,258	1,258	1,274
4.33%		Nov-2019 - Mar-2021	19,959	19,958	20,324
4.38%		Apr-2020	9,542	9,543	9,698
4.44%		May-2020	5,662	5,663	5,764
4.50%		Feb-2020	3,983	3,983	3,872
4.52%		May-2021	3,955	3,964	4,074
4.56%		Jul-2019	6,898	6,898	6,988
4.66%		Jul-2021	1,194	1,197	1,172
4.68%		Jul-2019	12,298	12,297	12,472
4.69%		Jan-2020 - Jun-2035	13,176	13,195	13,429
4.71%		Mar-2021	5,549	5,561	5,730
4.73%		Feb-2021	1,460	1,463	1,507
4.80%		Jun-2019	2,006	2,006	2,035
4.94%		Apr-2019	3,309	3,309	3,353
5.00%		Jun-2019	1,754	1,754	1,783
5.04%		Jun-2019	1,738	1,738	1,767
5.05%		Jun-2019	1,225	1,225	1,245
5.08%	[5] 10Y UST+17	Apr-2021	40,000	40,001	42,432
5.12%		Jul-2019	8,138	8,138	8,282
5.13%		Jul-2019	824	824	839
5.15%		Oct-2022	1,476	1,479	1,542
5.25%		Jan-2020	6,388	6,389	6,549
5.29%		May-2022	4,931	4,931	5,227
5.30%		Aug-2029	5,430	5,358	5,956
5.47%		Aug-2024	7,757	7,775	7,882
5.60%		Jan-2024	9,574	9,575	10,047
5.69%		Jun-2041	4,595	4,714	5,069
5.75%		Jun-2041	2,229	2,295	2,439
5.91%		Mar-2037	1,789	1,819	1,934
5.96%		Jan-2029	324	325	321
6.06%		Jul-2034	8,366	8,517	8,602
6.15%		Jan-2023	3,473	3,473	3,369
6.23%		Sep-2034	1,223	1,255	1,223

(continued)

12     SEMI–ANNUAL REPORT 2018

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Fannie Mae Securities (45.2% of net assets), continued

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	6.28%	Nov-2028	$2,279	$2,342	$2,264
	6.38%	Jul-2021	4,898	4,902	5,170
	6.39%	Apr-2019	780	780	763
	6.52%	May-2029	4,343	4,522	4,435
	7.20%	Aug-2029	712	706	716
	7.75%	Dec-2024	1,096	1,096	1,092
	8.40%	Jul-2023	252	251	255
	8.50%	Nov-2019	779	780	809
			1,981,636	1,990,946	1,940,637
When Issued[4]	4.50%	Jul-2048	20,000	20,752	20,825
Total Fannie Mae Securities			$2,736,625	$2,764,168	$2,704,629

Freddie Mac Securities (13.8% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	2.37%[5]	1M LIBOR+30	Feb-2036	$1,166	$1,166	$1,168
	2.40%[5]	1M LIBOR+33	May-2037	81	81	81
	2.42%[5]	1M LIBOR+35	Apr-2036 - Mar-2045	26,635	26,654	26,705
	2.47%[5]	1M LIBOR+40	Aug-2043	5,050	5,048	5,073
	2.50%[5]		Jan-2043 - Aug-2046	17,713	17,975	16,615
	2.55%[5]	1M LIBOR+48	Oct-2040	3,973	3,970	4,005
	2.57%[5]	1M LIBOR+50	Oct-2040 - Jun-2044	36,095	36,113	36,425
	2.62%[5]	1M LIBOR+55	Nov-2040	4,665	4,709	4,716
	2.74%[5]	1M LIBOR+67	Aug-2037	4,085	4,134	4,143
	3.00%		Aug-2042 - Sep-2046	73,253	74,972	71,418
	3.47%[5]	1Y UST+222.5	Oct-2033	681	677	712
	3.50%		Jan-2026 - Oct-2046	185,217	190,154	185,262
	3.52%[5]	12M LIBOR+177.1	Jul-2035	122	121	127
	4.00%		Aug-2020 - Aug-2047	169,879	177,341	173,696
	4.00%		Sep-2045	32,935	34,473	33,666
	4.21%[5]	1Y UST+222.3	Jun-2033	275	274	288
	4.50%		Aug-2018 - Dec-2044	52,980	55,507	55,642
	5.00%		Jan-2019 - Mar-2041	7,502	7,552	7,931
	5.50%		May-2020 - Jul-2038	3,503	3,490	3,796
	6.00%		Jul-2021 - Feb-2038	5,004	5,060	5,575
	6.50%		Apr-2028 - Nov-2037	690	697	781
	7.00%		Apr-2028 - Mar-2030	57	53	63
	7.50%		Aug-2029 - Apr-2031	52	51	59
	8.00%		Dec-2029	1	1	1
	8.50%		Jul-2024 - Jan-2025	66	66	74
	9.00%		Mar-2025	32	32	37
				631,712	650,371	638,059
Multifamily	2.33%[5]	1M LIBOR+33	Sep-2024	24,656	24,655	24,655
	2.42%[5]	1M LIBOR+42	May-2027	19,364	19,364	19,416
	2.65%[5]	1M LIBOR+65	Jan-2023	10,332	10,332	10,358
	2.70%[5]	1M LIBOR+70	Sep-2022	15,781	15,769	15,822
	3.35%		Oct-2033	33,450	33,244	32,589
	3.28%		Dec-2029	16,901	17,274	16,430
	3.34%		Dec-2029	9,906	10,176	9,678
	3.38%		Apr-2030	14,616	15,064	14,320
	3.48%		Jun-2030	19,071	19,823	18,793
	3.60%		Apr-2030	26,132	27,433	25,980
				190,209	193,134	188,041
Total Freddie Mac Securities				$821,921	$843,505	$826,100

 AFL-CIO HOUSING INVESTMENT TRUST          13

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.5% of net assets)

		Interest Rates[1]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Multifamily	City of Rochester, MN	—	0.84%	Jun-2019	$—	$15,750	$15,750	$15,700
	City of Chicago	—	2.00%	May-2019	—	5,700	5,702	5,700
	MassHousing	—	3.00%	Oct-2018 [6]	—	9,464	9,422	9,458
	Connecticut Housing Finance Auth	—	3.25%	Nov-2019 [6]	7,720	14,780	14,740	14,445
	NYC Housing Development Corp	2.95%	—	Nov-2045	—	5,000	5,000	5,028
	NYC Housing Development Corp	3.10%	—	Oct-2046	—	24,805	24,805	23,775
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,500	12,385	11,314
	NYC Housing Development Corp	3.75%	—	May-2035	—	4,405	4,405	4,459
	MassHousing	3.85%	—	Dec-2058 [6]	—	9,980	9,978	8,986
	NYC Housing Development Corp	4.00%	—	Dec-2028	—	5,000	5,103	5,262
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,315
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,156
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,569
	NYC Housing Development Corp	4.25%	—	Nov-2025	—	1,150	1,150	1,177
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,193
	NYC Housing Development Corp	4.40%	—	Nov-2024	—	4,120	4,120	4,187
	NYC Housing Development Corp	4.44%	—	Nov-2041 [5]	—	1,120	1,120	1,139
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	459
	NYC Housing Development Corp	4.50%	—	Nov-2030	—	1,680	1,682	1,734
	MassHousing	4.50%	—	Jun-2056	—	45,000	45,000	46,376
	NYC Housing Development Corp	4.60%	—	Nov-2030	—	4,665	4,665	4,785
	NYC Housing Development Corp	4.70%	—	Nov-2035	—	1,685	1,685	1,743
	NYC Housing Development Corp	4.78%	—	Aug-2026	—	12,500	12,502	12,988
	NYC Housing Development Corp	4.80%	—	Nov-2040	—	2,860	2,862	2,964
	NYC Housing Development Corp	4.90%	—	Nov-2034 - Nov-2041	—	8,800	8,800	9,009
	NYC Housing Development Corp	4.95%	—	Nov-2039 - May-2047	—	13,680	13,682	14,009
	MassHousing	5.55%	—	Nov-2039	—	5,000	4,981	5,093
	MassHousing	5.69%	—	Nov-2018	—	330	330	333
	MassHousing	5.70%	—	Jun-2040	—	11,385	11,386	11,502
	MassHousing	6.42%	—	Nov-2039	—	22,000	22,000	22,620
	MassHousing	6.70%	—	Jun-2040	—	9,200	9,200	9,341
Total State Housing Finance Agency Securities					$7,720	$268,814	$268,710	$269,819

Other Multifamily Investments (0.3% of net assets)

	Interest Rates[1]			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value

Direct Loans
Harry Silver Housing Company, Inc.	—	5.25%	Mar-2019	$—	$5,197	$5,202	$5,204
Harry Silver Housing Company, Inc.	—	5.25%	Mar-2019	—	207	208	207
Detroit Home Repair Program	—	5.75%	Sep-2018	129	22	22	22
Detroit Home Repair Program	—	5.75%	Sep-2018	194	112	112	112
				323	5,538	5,544	5,545
Privately Insured Construction/Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—	Mar-2047	—	8,017	8,019	8,000
IL Housing Development Authority	6.20%	—	Dec-2047	—	3,045	3,055	3,038
IL Housing Development Authority	6.40%	—	Nov-2048	—	922	933	915
				-	11,984	12,007	11,953
Total Other Multifamily Investments				$323	$17,522	$17,551	$17,498

14     SEMI–ANNUAL REPORT 2018

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Nomura	2.77%	Dec-2045	$10,000	$10,156	$9,776
Nomura	3.19%	Mar-2046	20,000	20,373	19,833
JP Morgan	3.48%	Jun-2045	10,000	10,443	10,037
Citigroup	3.62%	Jul-2047	8,000	8,202	8,023
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,307	2,278
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,130	5,081
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,126	5,109
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,127	5,129
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,506	20,493
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,159	7,031
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,175	7,259
Deutsche Bank	5.00%	Nov-2046	18,990	19,425	19,553
Total Commercial Mortgage Backed Securities			$118,065	$121,129	$119,602

United States Treasury Securities (3.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	1.63%	May-2026	$10,000	$10,077	$9,148
	2.13%	May-2025	15,000	14,881	14,354
	2.25%	Nov-2024	65,000	66,582	62,892
	2.25%	Nov-2025	5,000	5,090	4,809
	2.38%	Aug-2024	50,000	50,372	48,814
	2.88%	Aug-2045	20,000	19,865	20,040
	3.13%	Aug-2044	35,000	35,927	35,909
Total United States Treasury Securities			$200,000	$202,794	$195,966

Total Fixed-Income Investments	$6,025,888	$6,107,108	$5,964,018

 AFL-CIO HOUSING INVESTMENT TRUST          15

SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2018 (Dollars in thousands; unaudited)

Equity Investment in Wholly Owned Subsidiary (less than 0.01% of net assets)

Issuer	Face Amount (Cost)	Amount of Dividends or Interest	Value
HIT Advisers[8]	$ 1	$ —	$ (740)
Total Equity Investment	$ 1	$ —	$ (740)

Short-Term Investments (1.1% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Blackrock Federal Funds	1.84%[9]	Jul-2018	$5,022	$5,022	$5,022
Commercial Paper
Halkin Finance, LLC	1.92%[10]	Jul-2018	40,000	39,998	39,998
Institutional Secured Funding, LLC	2.10%[10]	Jul-2018	19,000	18,999	18,999
Total Short-Term Investments			$64,022	$64,019	$64,019

Total Investments			$6,089,911	$6,171,128	$6,027,297

Footnotes

[1]	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

[2]	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $329.4 million at period end. Generally, Ginnie Mae construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

[3]	Tax-exempt bonds collateralized by Ginnie Mae securities.

[4]	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transcations due to changes in market conditions or the failure of counterparties to perform under the contract.

[5]	The interest rate shown on these floating or adjustable rate securities represents the rate at period end. Referenced rate and spread in basis points is are included.

[6]	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

[7]	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

[8]	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value. The participation interest is not registered under the federal securities laws.

[9]	Rate indicated is the annualized 1-day yield as of June 30, 2018.

[10]	Rate indicated is the effective yield at the time of purchase.

Key to Abbreviations

M	Month
Y	Year
LIBOR	London Interbank Offered Rate
UST	U.S. Treasury

16     SEMI–ANNUAL REPORT 2018

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2018 (Dollars in thousands; unaudited)

Investment income		$ 92,860

Expenses

	Non-officer salaries and fringe benefits	4,834
	Officer salaries and fringe benefits	3,462
	Consulting fees	728
	Marketing and sales promotion (12b-1)	691
	Investment management	661
	Legal fees	271
	Auditing, tax and accounting fees	265
	Insurance	201
	Trustee expenses	28
	Rental expenses	612
	General expenses	818
	Total expenses	12,571

Net investment income		80,289

Net realized and unrealized gains (losses) on investments

	Net realized gains (losses) on investments	(1,080)
	Net change in unrealized appreciation (depreciation) on investments	(177,766)
	Net realized and unrealized gains (losses) on investments	(178,846)

Net increase (decrease) in net assets resulting from operations		$ (98,557)

See accompanying Notes to Financial Statements (unaudited).

 AFL-CIO HOUSING INVESTMENT TRUST          17

STATEMENTS OF CHANGES IN NET ASSETS (Dollars in thousands)

Increase (decrease) in net assets from operations	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
Net investment income	$80,289	$146,286
Net realized gains (losses) on investments	(1,080)	21,359
Net change in unrealized appreciation (depreciation) on investments	(177,766)	17,333
Net increase (decrease) in net assets resulting from operations	(98,557)	184,978
Decrease in net assets from distributions
Distributions to participants or reinvested from:
Net investment income	(84,153)	(161,677)
Net realized gains on investments	—	(3,720)
Net decrease in net assets from distributions	(84,153)	(165,397)
Increase (decrease) in net assets from unit transactions
Proceeds from the sale of units of participation	56,203	330,734
Dividend reinvestment of units of participation	75,145	145,704
Payments for redemption of units of participation	(161,858)	(87,547)
Net increase (decrease) from unit transactions	(30,510)	388,891

Total increase (decrease) in net assets	(213,220)	408,472
Net assets
Beginning of period	6,199,225	$5,790,753
End of period	5,986,005	$6,199,225

Distribution in excess of net investment income	$(1,895)	$(2,062)
Unit information
Units sold	51,458	294,942
Distributions reinvested	68,855	130,001
Units redeemed	(148,966)	(78,150)
Increase in units outstanding	(28,653)	346,793

See accompanying Notes to Financial Statements (unaudited).

     18     SEMI–ANNUAL REPORT 2018

Notes To Financial Statements (unaudited)

NOTE 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, independent pricing services generally base prices on actual transactions as well as dealer supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type, and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity, and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on June 30, 2018, the Valuation Committee fair valued less than 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

 AFL-CIO HOUSING INVESTMENT TRUST          19

Notes To Financial Statements (unaudited)

The following table presents the HIT’s valuation levels as of June 30, 2018:

Investment securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$—	$150,018	$—	$150,018
FHA Construction Securities	—	3,117	—	3,117
Ginnie Mae Securities	—	1,498,936	—	1,498,936
Ginnie Mae Construction Securities	—	157,876	—	157,876
Fannie Mae Securities	—	2,683,804	—	2,683,804
Freddie Mac Securities	—	826,100	—	826,100
Commercial Mortgage-Backed Securities	—	119,602	—	119,602
State Housing Finance Agency Securities	—	269,819	—	269,819
Other Multifamily Investments
Direct Loans	—	—	5,545	5,545
Privately Insured Construction/Permanent Mortgages	—	11,953	—	11,953
Total Other Multifamily Investments	—	11,953	5,545	17,498
United States Treasury Securities	—	195,966	—	195,966
Equity Investments	—	—	(740)	(740)
Short-Term Investments	64,019	—	—	64,019
Other Financial Instruments*	—	41,282	—	41,282
Total	$64,019	$5,958,473	$4,805	$6,027,297

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended June 30, 2018:

Investments in Securities ($ in thousands)	Direct Loans	Equity Investment	Total
Beginning Balance, 12/31/2017	$ 5,620	$ (843)	$ 4,777
Paydown	(126)	—	(126)
Total Unrealized Gain (Loss)*	(5)	103	98
Cost of Purchases	56	—	56
Ending Balance, 06/30/2018	$ 5,545	$ (740)	$ 4,805

* Net change in unrealized gain (loss) attributable to Level 3 securities held at June 30, 2018 totaled $98,000 and is included on the accompanying Statement of Operations.

Level 3 securities primarily consist of Direct Loans which were valued using an independent pricing service as of June 30, 2018 utilizing a discounted cash flow model. Weighted average lives for the loans ranged from 0.06 to 0.16 years. Unobservable inputs include spreads to relevant U.S. Treasuries ranging from 115 to 400 basis points. A change in unobservable inputs may impact the value of the loans.

The HIT’s policy is to recognize transfers between levels at the beginning of the reporting period. For the six months ended June 30, 2018, there were no transfers in levels.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The HIT’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), that are applicable to regulated investment companies, and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Tax positions taken or expected to be taken in the course of preparing the HIT’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed for all open years the HIT’s tax positions taken on federal income tax returns and has concluded that no provision for income tax is required in the HIT’s financial statements.

The HIT files U.S. federal, state, and local tax returns as required. The HIT’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statutes of limitations, which is generally three years after the filing of the tax return but could be longer in certain circumstances.

20     SEMI–ANNUAL REPORT 2018

Notes To Financial Statements (unaudited)

Distributions to Participants

At the end of each calendar month, a pro-rata distribution is made to participants of the net investment income earned during the month. This pro-rata distribution is based on the participant’s number of units held as of the immediately preceding month-end and excludes realized gains (losses) which are distributed at year-end.

Participants redeeming their investments are paid their pro-rata share of undistributed net income accrued through the month-end of the month in which they redeem.

The HIT offers a reinvestment plan that permits current participants to automatically reinvest their distributions of income and capital gains, if any, into the HIT’s units of participation. Total reinvestment was approximately 89% of distributed income and capital gains, if any, for the six months ended June 30, 2018.

Investment Transactions and Income

For financial reporting purposes, security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

12b-1 Plan of Distribution

The HIT’s Board of Trustees has approved a Plan of Distribution under Rule 12b-1 under the Investment Company Act to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the six months ended June 30, 2018, the HIT was authorized to pay 12b-1 expenses in an annual amount up to $600,000 or 0.05% of its average monthly net assets, whichever was greater. During the six months ended June 30, 2018, the HIT incurred approximately $690,500, or 0.02% of its average monthly net assets, in 12b-1 expenses.

NOTE 2. Investment Risk

Interest Rate Risk

As with any fixed-income investment, the market value of the HIT’s investments will generally fall at times when market interest rates rise. Rising interest rates may also reduce prepayment rates, causing the average life of the HIT’s investments to increase. This could in turn further reduce the value of the HIT’s portfolio.

Prepayment and Extension Risk

The HIT invests in certain fixed-income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay more quickly than its assumed payment rate, shortening its expected average life. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the HIT’s securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk or include prepayment penalties to compensate the HIT. Prepayment penalties, when received, are included in realized gains.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life. When this occurs, the HIT’s ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the HIT’s portfolio to fluctuations in interest rates and negatively affect the value of the HIT’s portfolio.

NOTE 3. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also a wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

 AFL-CIO HOUSING INVESTMENT TRUST          21

Notes To Financial Statements (unaudited)

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of June 30, 2018, HIT Advisers had no assets under management.

Building America

Building America, a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:		Summarized financial information on a consolidated basis for HIT Advisers and Building America is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2017	$872		$ in Thousands
Advances in 2018	39	As of June 30, 2018
Repayment by HIT Advisers in 2018	(145)	Assets	$599
Ending Balance, 6/30/2018	$766	Liabilities	$1,098
		Equity	$(499)
A rollforward of advances to Building America by the HIT is included in the table below:
		For the six months ended June 30, 2018
Advances to Building America by HIT	$ in Thousands	Income	$688
Beginning Balance, 12/31/2017	$45	Expenses	(707)
Advances in 2018	747	Tax expenses	—
Repayment by Building America in 2018	(601)	Net Income (Loss)	$(19)
Ending Balance, 6/30/2018	$191

NOTE 4. Commitments

The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The HIT agrees to an interest rate and purchase price for these securities or loans when the commitment to purchase is originated.

Certain assets of the HIT are invested in liquid investments until they are required to fund these purchase commitments. As of June 30, 2018, the HIT had outstanding unfunded purchase commitments of approximately $329.4 million. The HIT maintains a sufficient level of liquid securities of no less than the total of the outstanding unfunded purchase commitments. As of June 30, 2018, the value of liquid securities, less short-term investments, maintained in a custodial trading account was approximately $5.8 billion.

NOTE 5. Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. Treasury securities, for the six months ended June 30, 2018, were $462.7 million and $66.5 million, respectively.

NOTE 6. Income Taxes

No provision for federal income taxes is required since the HIT intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records were adjusted for permanent book/tax differences of $3.9 million as of June 30, 2018 to reflect tax character. The amount and character of tax-basis distributions and composition of the net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2018.

At June 30, 2018, the cost of investments for federal income tax purposes was $6,171,128,000 which approximated book cost at amortized cost. Net unrealized loss aggregated $143,831,000 at period-end, of which $33,415,000 related to appreciated investments and $177,246,000 related to depreciated investments.

     22     SEMI–ANNUAL REPORT 2018

Notes To Financial Statements (unaudited)

NOTE 7. Retirement and Deferred Compensation Plans

The HIT participates in the AFL-CIO Staff Retirement Plan (Plan), which is a multiemployer defined benefit pension plan, under the terms of a collective-bargaining agreement. The Plan covers substantially all employees, including non-bargaining unit employees. The risks of participating in a multiemployer plan are different from a single-employer plan in the following aspects:

a. Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers based on their level of contributions to the plan.

c. If the HIT chooses to stop participating in its multiemployer plan, the HIT may be required to pay the plan an amount based on the HIT’s share of the underfunded status of the plan, referred to as a withdrawal liability.

The HIT’s participation in the Plan for the six months ended June 30, 2018, is outlined in the table below. The “EIN/Pension Plan Number” line provides the Employer Identification Number (EIN) and the three-digit plan number. The most recent Pension Protection Act (PPA) zone status available as of June 30, 2018 is for the 2016 Plan year-ended at June 30, 2017. The zone status is based on information that the HIT received from the Plan and is certified by the Plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” line indicates whether a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented.

Pension Fund: AFL-CIO Staff Retirement Plan
EIN/Pension Plan Number		53-0228172 / 001
2016 Plan Year PPA Zone Status		Green
FIP/RP Status Pending/ Implemented		No
2018 Contributions		$ 1,235,993
2018 Contribution Rate		24%
Surcharge Imposed		no
Expiration Date of Collective Bargaining Agreement		03/31/2022

The HIT was listed in the Plan’s Form 5500 as providing more than 5% of the total contributions for the following plan year:

Pension Fund	Years Contributions to Plan Exceeded More Than 5 Percent of Total Contributions
AFL-CIO Staff Retirement Plan	2016 [1]

1The 2016 plan year ended at June 30, 2017.

At the date the HIT financial statements were issued, the Plan’s Form 5500 was not available for the plan year ended June 30, 2018.

The HIT also sponsors a deferred compensation plan, referred to as a 401(k) plan, covering substantially all employees. This plan permits employees to defer the lesser of 100% of their total compensation or the applicable Internal Revenue Service limit. During 2018, the HIT matched dollar for dollar the first $6,000 of each employee’s contributions. The HIT’s 401(k) contribution for the six months ended June 30, 2018, was approximately $248,000.

NOTE 8. Loan Facility

The HIT has a $15 million uncommitted loan facility which expires on June 10, 2019. Under this facility, borrowings bear interest per annum equal to 1.25% plus the highest of (a) the Federal Funds Effective Rate, (b) the Overnight Eurodollar Rate, or (c) the one-month LIBOR. The HIT did not borrow against the facility during, and had no outstanding balance under the facility for, the six months ended June 30, 2018. No compensating balances are required.

NOTE 9. Contract Obligations

In the ordinary course of business, the HIT enters into contracts that contain a variety of indemnifications. The HIT’s maximum exposure under these arrangements is unknown. However, the HIT has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be low.

NOTE 10. New Accounting Pronouncement

In February 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2016-02, Leases, which intends to improve financial reporting about leasing transactions. The ASU affects all companies and other organizations that lease assets such as real estate and equipment. The new disclosure is effective for annual or interim periods beginning on or after December 15, 2019. The HIT plans to adopt the new lease standard in 2019 and does not expect it to have a material effect its statement of assets and liabilities or its statement of operations.

 AFL-CIO HOUSING INVESTMENT TRUST          23

FINANCIAL HIGHLIGHTS Selected Per Share Data and Ratios
	Six Months Ended June 30, 2018**	Year Ended December 31
Per share data	(unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$1,117.32	$1,113.29	$1,121.13	$1,140.10	$1,107.45	$1,171.21
Income from investment operations: Net investment income *	14.47	27.36	27.46	29.41	32.48	34.11
Net realized and unrealized gains (losses) on investments	(32.11)	7.58	(5.33)	(16.43)	34.38	(61.53)
Total income (loss) from investment operations	(17.64)	34.94	22.13	12.98	66.86	(27.42)
Less distributions from:
Net investment income	(15.19)	(30.23)	(29.97)	(31.95)	(34.21)	(36.33)
Net realized gains on investments	—	(0.68)	—	—	—	(0.01)
Total distributions	(15.19)	(30.91)	(29.97)	(31.95)	(34.21)	(36.34)

Net asset value, end of period	$1,084.49	$1,117.32	$1,113.29	$1,121.13	$1,140.10	$1,107.45

Total return	(1.58)%	3.17%	1.94%	1.13%	6.10%	(2.37)%
Ratios/supplemental data
Net assets, end of period (in thousands)	$5,986,005	$6,199,225	$5,790,753	$5,455,282	$4,859,337	$4,515,201
Ratio of expenses to average net assets	0.41%	0.40%	0.41%	0.43%	0.43%	0.43%
Ratio of net investment income to average net assets	2.6%	2.4%	2.4%	2.6%	2.9%	3.0%
Portfolio turnover rate	12.4%	24.6%	20.3%	18.9%	18.3%	29.5%

*The average shares outstanding method has been applied for this per share information.

**Percentage amounts for the period, except total return, have been annualized.

See accompanying Notes to Financial Statements (unaudited).

Job and economic benefit figures in this report are calculated using an IMPLAN input-output model developed by Pinnacle Economics, Inc. Estimates are calculated using HIT and Building America project data and are in 2017 dollars.

Investors should consider the HIT’s investment objectives, risks, and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at (202) 331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing. Performance shown represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate, so units, when redeemed, may be worth more or less than their original cost. All investments involve risk, including loss of principal.

This report contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. Actual outcomes and results may differ significantly from the views expressed. This report should not be considered as investment advice or a recommendation of any kind.

     24     SEMI–ANNUAL REPORT 2018

BOARD OF TRUSTEES

Helen R. Kanovsky*, Chair	James Boland	The Honorable Jack F. Quinn, Jr.
General Counsel, Mortgage Bankers Association	President, International Union of Bricklayers and Allied Craftworkers	Senior Advisor for Public & Community Relations, Barclay Damon

Richard L. Trumka*	Kenneth W. Cooper	Kenneth Rigmaiden
President, AFL-CIO	International Secretary-Treasurer, International Brotherhood of Electrical Workers	General President, International Union of Painters & Allied Trades for the United States and Canada

Marlyn Spear, CFA*	David B. Durkee	Jamie S. Rubin
Director, Baird Fund, Inc.	International President, Bakery, Confectionery, Tobacco Workers and Grain Millers’ International Union	North American CEO, Meridiam Infrastructure
Tony Stanley*
Director, TransCon Builders, Inc.	Bridget Gainer	Deidre L. Schmidt
	Cook County Commissioner/Vice President of Global Affairs, Aon	President & CEO, CommonBond Communities
Liz Shuler
Secretary-Treasurer, AFL-CIO	Sean McGarvey	William C. Thompson, Jr.
	President, North America’s Building Trades Unions	Senior Managing Director/Chief Administrative Officer, Siebert, Cisneros, Shank & Co.
Vincent Alvarez
President, New York City Central Labor Council		* Executive Committee member

OFFICERS
Stephen Coyle	Debbie Cohen	Harpreet Singh Peleg, CFA
Chief Executive Officer	Chief Development Officer	Controller

Theodore S. Chandler	Emily Johnstone	Eric W. Price
Chief Operating Officer	Executive Vice President & Managing Director	Executive Vice President
of Defined Contribution Marketing
Lesyllee White
Erica Khatchadourian	Christopher Kaiser, CFA	Executive Vice President &
Chief Financial Officer	Chief Compliance Officer &	Managing Director of Defined Benefit Marketing
Deputy General Counsel
Chang Suh, CFA		Stephanie H. Wiggins
Senior Executive Vice President & Chief Portfolio Manager	Thalia B. Lankin	Executive Vice President & Chief Investment Officer
Chief Business Development Officer
Nicholas C. Milano
General Counsel

SERVICE PROVIDERS

Independent Registered Public Accounting Firm	Corporate Counsel	Transfer Agent	Custodian
Ernst & Young LLP Tysons, Virginia	Katten Muchin Rosenman LLP Washington, D.C.	BNY Mellon Investment Servicing (US) Inc.	Bank of New York Mellon New York, New York
Wilmington, Delaware

AFL-CIO HOUSING INVESTMENT TRUST

National Office	New England Regional Office	Southern California Office
2401 Pennsylvania Avenue, N.W., Suite 200	Ten Post Office Square, Suite 800	155 N. Lake Avenue, Suite 800
Washington, D.C. 20037	Boston, Massachusetts 02109	Pasadena, California 91101
(202) 331-8055	(617) 850-9071	(626) 993-6676

New York City Office	Western Regional Office
1270 Avenue of the Americas, Suite 210	One Sansome Street, Suite 3500
New York, New York 10020	San Francisco, California 94104
(212) 554-2750	(415) 433-3044

 AFL-CIO HOUSING INVESTMENT TRUST          25

AFL-CIO HOUSING INVESTMENT TRUST
2401 Pennsylvania Avenue, N.W., Suite 200
Washington, DC 20037
202-331-8055
www.aflcio-hit.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

Schedule I - Investments in securities of unaffiliated issuers required by Item 6(a) is included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Trust last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)) or this Item 10.

Item 11. Controls and Procedures.

(a)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures as of a date within 90 days of the filing of this report.

(b)	There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(2)	Separate certifications for the Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed as Exhibits herewith.

(3)	Not applicable.

(4)	Not applicable.

(b)	Separate certifications for the Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed as Exhibits herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer

Date: August 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: August 30, 2018

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
AFL-CIO Housing Investment Trust
(Principal Financial Officer)

Date: August 30, 2018